Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	$ 19,311,000	$ 16,116,000
Capitalized research and experimental costs	5,708,000	7,836,000
Research and development credit carryforwards	1,945,000	1,945,000
Capitalized start-up expenses	117,000	135,000
Stock-based compensation	108,000	183,000
Other	660,000	309,000
Total deferred tax assets	27,849,000	26,524,000
Valuation allowance	(27,849,000)	(26,524,000)
Deferred tax asset
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	330,000	77,000
Total deferred tax assets
Valuation allowance	(64,000)	(19,000)
Deferred tax asset
Net operating loss carryforwards	83,000	19,000
Change in valuation allowance	$ (83,000)	$ (19,000)